Condensed Statements of Operations - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	May 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021
General and administrative expenses		$ 452,470	$ 241,191	$ 1,223,876	$ 597,891		$ 1,178,505		$ 1,076,657
Loss from operations		(452,470)	(241,191)	(1,223,876)	(597,891)		(1,178,505)		(1,076,657)
Other income (expense):
Interest earned on marketable securities held in Trust Account		204,437	350,594	359,135	375,200		3,796,223		26,092
Change in fair value of warrant liabilities			972,000		7,638,000		9,249,600		17,043,600
Waiver of deferred underwriting fee				394,100
Loss on initial issuance of private warrants									(3,158,400)
Offering costs – derivative warrant liability									(943,412)
Total other income, net		204,437	1,322,594	753,235	8,013,200		13,045,823		12,967,880
(Loss) Income before provision for income taxes		(248,033)	1,081,403	(470,641)	7,415,309		11,867,318		11,891,223
Provision for income taxes		(37,871)	(22,011)	(65,506)	(22,011)		743,061
Net income (loss)		$ (285,904)	$ 1,059,392	$ (536,147)	$ 7,393,298		$ 11,124,257		$ 11,891,223
Other income (expenses)
Net income (loss) attributable to for common shareholders						$ 136,656
Diluted weighted average shares outstanding (in Shares)	[1]					9,664,238,154		605,817,180
Unique Logistics International, Inc.
Loss from operations						$ 10,524,378
Other income (expense):
Loss on initial issuance of private warrants								$ (564,037)
Offering costs – derivative warrant liability						879,733
Total other income, net						(920,827)
(Loss) Income before provision for income taxes						9,603,551
Provision for income taxes						1,705,967		3,775,967
Net income (loss)						$ 8,214,568
Basic weighted average shares outstanding (in Shares)						785,412,500
Basic and diluted net income (loss) per share (in Dollars per share)						$ 0.01
Revenues:
Total revenues						$ 325,618,492
Equity method earnings						136,656
Costs and operating expenses:
Airfreight services						72,578,396
Ocean freight and ocean services						160,572,708
Contract logistics						1,045,680
Customs brokerage and other services						55,280,445
Salaries and related costs						15,378,957
Professional fees						1,261,899
Rent and occupancy						3,077,975
Selling and promotion						2,883,916
Depreciation and amortization						1,270,462
Bad debt expense
Other expense						1,880,332
Total costs and operating expenses						315,230,770
Other income (expenses)
Interest expense						(3,836,511)
Amortization of debt discount
Gain on forgiveness of promissory note
Loss on extinguishment of convertible note								358,236
Change in fair value of contingent liabilities						1,750,000
Other income						285,951
Income tax expense						1,388,983		$ 2,414,298
Deemed dividend
Net income (loss) before allocation to noncontrolling interests						8,214,568
Noncontrolling interest						(12,795)
Net income (loss) attributable to for common shareholders						$ 8,201,773
Diluted weighted average shares outstanding (in Shares)						9,664,238,154		9,593,656,369
Diluted net income per share (in Dollars per share)						$ 0.01
Unique Logistics International, Inc. | Airfreight Services
Revenues:
Total revenues						$ 80,971,563
Unique Logistics International, Inc. | Ocean freight and ocean services
Revenues:
Total revenues						181,432,206
Unique Logistics International, Inc. | Contract logistics
Revenues:
Total revenues						3,217,479
Unique Logistics International, Inc. | Customs brokerage and other services
Revenues:
Total revenues						$ 59,997,244
Unique Logistics International, Inc.
Loss from operations								$ 16,524,417
Other income (expense):
Offering costs – derivative warrant liability								(4,020,698)
Total other income, net								(10,575,565)
(Loss) Income before provision for income taxes								5,948,852
Net income (loss)								$ 3,534,554
Basic weighted average shares outstanding (in Shares)								605,817,180
Basic and diluted net income (loss) per share (in Dollars per share)
Revenues:
Total revenues								$ 1,014,486,680
Equity method earnings
Costs and operating expenses:
Airfreight services								496,918,427
Ocean freight and ocean services								418,552,477
Contract logistics								1,771,415
Customs brokerage and other services								54,368,332
Salaries and related costs								11,736,610
Professional fees								1,079,819
Rent and occupancy								2,022,396
Selling and promotion								6,653,335
Depreciation and amortization								782,351
Bad debt expense								2,541,676
Other expense								1,535,425
Total costs and operating expenses								997,962,263
Other income (expenses)
Interest expense								(5,632,551)
Amortization of debt discount								(776,515)
Gain on forgiveness of promissory note								358,236
Loss on extinguishment of convertible note								(564,037)
Change in fair value of contingent liabilities
Other income								60,000
Income tax expense								2,414,298
Deemed dividend								(4,565,725)
Net income (loss) before allocation to noncontrolling interests								(1,031,171)
Noncontrolling interest
Net income (loss) attributable to for common shareholders								$ (1,031,171)
Diluted weighted average shares outstanding (in Shares)								605,817,180
Diluted net income per share (in Dollars per share)
Unique Logistics International, Inc. | Airfreight Services
Revenues:
Total revenues								$ 499,024,643
Unique Logistics International, Inc. | Ocean freight and ocean services
Revenues:
Total revenues								446,977,162
Unique Logistics International, Inc. | Contract logistics
Revenues:
Total revenues								3,491,489
Unique Logistics International, Inc. | Customs brokerage and other services
Revenues:
Total revenues								$ 64,993,386
Class A Common Stock
Other income (expense):
Basic weighted average shares outstanding (in Shares)		1,687,664	27,600,000	1,693,912	27,600,000		27,454,165		26,087,671
Basic and diluted net income (loss) per share (in Dollars per share)		$ (0.03)	$ 0.03	$ (0.06)	$ 0.21		$ 0.32		$ 0.36
Other income (expenses)
Diluted weighted average shares outstanding (in Shares)		1,687,664	27,600,000	1,693,912	27,600,000		27,454,165		26,087,671
Diluted net income per share (in Dollars per share)		$ (0.03)	$ 0.03	$ (0.06)	$ 0.21		$ 0.32		$ 0.36
Class B Common Stock
Other income (expense):
Basic weighted average shares outstanding (in Shares)		6,900,000	6,900,000	6,900,000	6,900,000		6,900,000		6,850,685
Basic and diluted net income (loss) per share (in Dollars per share)		$ (0.03)	$ 0.03	$ (0.06)	$ 0.21		$ 0.32		$ 0.36
Other income (expenses)
Diluted weighted average shares outstanding (in Shares)		6,900,000	6,900,000	6,900,000	6,900,000		6,900,000		6,900,000
Diluted net income per share (in Dollars per share)		$ (0.03)	$ 0.03	$ (0.06)	$ 0.21		$ 0.32		$ 0.36
Previously Reported | Unique Logistics International, Inc.
Other income (expense):
Basic and diluted net income (loss) per share (in Dollars per share)
Other income (expenses)
Diluted net income per share (in Dollars per share)
Previously Reported | Unique Logistics International, Inc.
Other income (expense):
Basic and diluted net income (loss) per share (in Dollars per share)
Other income (expenses)
Diluted net income per share (in Dollars per share)

[1]	Due to a net loss for the year ended May 31, 2022, only weighted average common shares are used in calculations. As May 31, 2022, the Company’s dilution of all outstanding securities would be as follows: